Off Balance Sheet Risk Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to grant loans	$ 9,498	$ 9,783
Unfunded commitments under lines of credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans outstanding commitments	13,074	14,485
Commercial And Standbys Letter Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans outstanding commitments	$ 4	$ 150